UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                7/20/07
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      36
                                                  -----------------------

Form 13F Information Table Value Total:              $  268,701 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared   None

ABER DIAMOND CORP             COM       002893105     2,065         56,000     SH        SOLE                56,000
AETNA INC NEW                 COM       00817Y108     4,750        110,000     SH        SOLE               110,000
AMERICA MOVIL SAD           SPON ADR
                             L SHS      02364W105     2,261         50,000     SH        SOLE                50,000
APACHE CORP                   COM       037411105     1,515         22,786     SH        SOLE                22,786
APPLE COMPUTER INC            COM       037833100     8,484        100,000     SH        SOLE               100,000
BARRICK GOLD CORP             COM       067901108     4,912        160,000     SH        SOLE               160,000
BBVA BANCO
    FRANCES SA               SP ADR     07329M100     5,959        627,300     SH        SOLE               627,300
BERKSHIRE HATHAWAY
    INC DEL                   CL A      084670108     7,039             64     SH        SOLE                    64
CAREER EDUCATION CORP         COM       141665109    55,012      2,220,000     SH        SOLE             2,220,000
CHINA PETROLEUM &
    CHEMICAL                SPON ADR
                             H SHS      16941R108     6,948         75,000     SH        SOLE                75,000
CITIGROUP INC                 COM       172967101     2,262         40,619     SH        SOLE                40,619
CONOCO PHILLIPS               COM       20825C104     3,885         54,000     SH        SOLE                54,000
CONSTELLATION
    BRANDS INC                CL A      21036P108     8,271        285,000     SH        SOLE               285,000
CONTINENTAL
    AIRLINES INC              CL B      210795308     4,950        120,000     SH        SOLE               120,000
DR HORTON INC                 COM       23331A109     4,540        171,400     SH        SOLE               171,400
ENCANA CORPORATION            COM       292505104     4,825        105,000     SH        SOLE               105,000
GRACO INC                     COM       384109104     5,547        140,000     SH        SOLE               140,000
HOUSTON EXPLORATION           COM       442120101     4,935         95,300     SH        SOLE                95,300
ISHARES INC                   MSCI
                              JAPAN     464286848     8,895        626,000     SH        SOLE               626,000
ISHARES INC                   MSCI
                            SINGAPORE   464286673    29,669      2,649,000     SH        SOLE             2,649,000
LANDSTAR
    SYSTEMS INC               COM       515098101     3,818        100,000     SH        SOLE               100,000
MARKET VECTORS
    ETF TR                 GOLD MINER
                              ETF       57060U100     5,987        150,000     SH        SOLE               150,000
MAXIM INTEGRATED
    PRODUCTS INC              COM       57772K101     5,205        170,000     SH        SOLE               170,000
NEW YORK COMMUNITY
    BANCORP                   COM       649445103     1,981        123,028     SH        SOLE               123,028
ROYAL BANK OF CANADA          COM       780087102     4,765        100,000     SH        SOLE               100,000
SADIA SA                     SP ADR
                             PFD 30     786326108    16,840        494,000     SH        SOLE               494,000
SAPIENT CORP                  COM       803162108     2,626        478,402     SH        SOLE               478,402
SLM CORP                      COM       78442P106     5,204        106,700     SH        SOLE               106,700
STILLWATER MINING CO          COM       86074Q102     4,391        351,600     SH        SOLE               351,600
STREETTRACKS GOLD
    TRUST                   GOLD SHS    863307104     7,427        117,500     SH        SOLE               117,500
TELENORTE LESTE
    PARTI SA                SPON ADR
                              PFD       87924Y106     3,892        260,840     SH        SOLE               260,840
TIM PARTICPACOES
    SA                       SPONS
                            ADR PFD     88706P106     9,915        286,400     SH        SOLE               286,400
USG CORP                    COM NEW     903293405     5,557        101,400     SH        SOLE               101,400
VALERO ENERGY
    CORP NEW                  COM       91913Y100     4,246         83,000     SH        SOLE                83,000
WEATHERFORD
    INTERNATIONAL LTD         COM       G95089101     5,015        120,000     SH        SOLE               120,000
YAHOO INC.                    COM       984332106     5,108        200,000     SH        SOLE               200,000
